Income Taxes	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income Taxes	Income Taxes
The components of the income tax provision are as follows:

	Year Ended December 31,
(Dollars in millions)	2023	2022	2021
Current expense:
Federal	$1,012	$784	$980
State	135	96	65
Total current expense	1,147	880	1,045
Deferred expense:
Federal	(390)	316	245
State	(19)	54	118
Total deferred expense	(409)	370	363
Provision for income taxes	$738	$1,250	$1,408

A reconciliation of the provision for income taxes at the statutory federal income tax rate to the Company’s actual provision for income taxes and effective tax rate is presented in the following table:

	Year Ended December 31,
	2023		2022		2021
(Dollars in millions)	Amount	% of Income Before Taxes	Amount	% of Income Before Taxes	Amount	% of Income Before Taxes
Federal income taxes at statutory rate	$(161)	21.0%	$1,476	21.0%	$1,550	21.0%
Increase (decrease) in provision for income taxes as a result of:
State income taxes, net of federal tax benefit	91	(11.9)	118	1.7	145	2.0
Non-deductible goodwill	1,276	(166.8)	—	—	—	—
Internal legal entity restructuring	(191)	25.0	—	—	—	—
Income tax credits, net of amortization	(173)	22.6	(233)	(3.3)	(195)	(2.6)
Tax-exempt interest	(157)	20.5	(109)	(1.6)	(86)	(1.2)
Other, net	53	(6.9)	(2)	—	(6)	(0.1)
Provision for income taxes	$738	(96.5)	$1,250	17.8	$1,408	19.1
Deferred income tax assets and liabilities result from differences between the timing of the recognition of assets and liabilities for financial reporting purposes and for income tax purposes. DTAs and DTLs are measured using the enacted federal and state tax rates in the periods in which the DTAs or DTLs are expected to be realized. In the Consolidated Balance Sheets, a net deferred income tax asset is recorded in Other assets and a net deferred income tax liability is recorded in Other liabilities. Significant DTAs and DTLs, net of the federal impact for state taxes, are presented in the following table:

December 31, (Dollars in millions)	2023	2022
DTAs:
Net unrealized losses in AOCI	$3,860	$4,150
ALLL	1,132	1,022
Employee compensation and benefits	673	765
Operating lease liability	339	372
Accruals and reserves	330	207
Federal and state NOLs and other carryforwards	121	125
Other	314	190
Total gross DTAs	6,769	6,831
Valuation allowance	(105)	(106)
Total DTAs net of valuation allowance	6,664	6,725
DTLs:
Pension	1,884	1,532
Goodwill and other intangible assets	431	686
Partnerships	333	112
Equipment and auto leasing	309	422
MSRs	294	345
ROU assets	253	283
Loans	94	279
Other	29	39
Total DTLs	3,627	3,698
Net DTA	$3,037	$3,027

The DTAs include state NOLs and other state carryforwards that will expire, if not utilized, in varying amounts from 2024 to 2043. The Company had a valuation allowance recorded against certain state NOL carryforward DTAs of $105 million and $106 million at December 31, 2023 and 2022, respectively.

The following table provides a rollforward of the Company’s gross federal and state UTBs, excluding interest and penalties:

(Dollars in millions)	Dec 31, 2023	Dec 31, 2022
Balance, January 1	$97	$104
Increases in UTBs related to prior years	2	2
Decreases in UTBs related to prior years	(12)	(2)
Increases in UTBs related to the current year	10	9
Decreases in UTBs related to settlements	(2)	(4)
Decreases in UTBs related to lapse of the applicable statutes of limitations	(15)	(12)
Balance, December 31	$80	$97

The amount of UTBs that would favorably affect the Company’s effective tax rate, if recognized, was $66 million and $80 million at December 31, 2023 and 2022, respectively. Interest and penalties related to UTBs are recorded in the Provision for income taxes in the Consolidated Statement of Income. The Company had a gross liability of $13 million and $11 million for interest and penalties related to its UTBs at December 31, 2023 and 2022, respectively. The amount of gross expense related to interest and penalties on UTBs was immaterial.

The Company files U.S. federal, state, and local income tax returns. The Company’s federal income tax returns are no longer subject to assessment by the IRS for taxable years prior to 2020. With limited exceptions, the Company is no longer subject to assessment by state and local taxing authorities for taxable years prior to 2018. It is reasonably possible that the liability for unrecognized tax benefits could decrease by as much as $34 million during the next 12 months due to completion of tax authority examinations and the expiration of statutes of limitations. It is uncertain how much, if any, of this potential decrease will impact the Company’s effective tax rate.